Property, IT and Equipment	12 Months Ended
Dec. 31, 2018
Property It And Equipment
PROPERTY, IT AND EQUIPMENT

11.	PROPERTY, IT AND EQUIPMENT

Details of the Groups property, IT and equipment are as follows:

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2017	15	30	45
Additions	-	1	1
Disposals	-	-	-
At 31 December 2017	15	31	46

Depreciation
At 1 January 2017	1	9	10
Charge in year	2	11	13
At 31 December 2017	3	20	23

Net Book Value as at 31 December 2017	12	11	23

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2018	15	31	46
Additions	-	-	-
Disposals	-	-	-
At 31 December 2018	15	31	46

Depreciation
At 1 January 2018	3	20	23
Charge in year	6	10	16
At 31 December 2018	9	30	39

Net Book Value as at 31 December 2018	6	1	7